Other Long-term Liabilities	12 Months Ended
Dec. 31, 2021
Other Long-term Liabilities
Other Long-term Liabilities

13.   OTHER LONG-TERM LIABILITIES

As of December 31, 2020 and 2021, other long-term liabilities are mainly comprised of deposits from franchisees of RMB104,562,713 and RMB118,803,438 (USD18,642,852), respectively.